Mortgages Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Mortgage Notes Payable Disclosure [Text Block]
6.	Mortgages Payable

Mortgages payable consisted of the following at December 31:

	2011	2010

Note payable in monthly installments of $44,550 plus interest at 150 basis points over LIBOR (1.78% and 1.76% at December 31, 2011 and 2010 respectively). A final balloon payment in the amount of $22,318,478 is due on July 14, 2013 unless extended for a two year period at the option of the Company, collateralized by related real estate and tenants’ leases	$23,150,078	$23,666,828

Note payable in monthly installments of $153,838 including interest at 6.90% per annum, with the final monthly payment due January 2020; collateralized by related real estate and tenants’ leases	11,413,113	12,433,134

Note payable in monthly installments of $91,675 including interest at 6.27% per annum, with a final monthly payment due July 2026; collateralized by related real estate and tenants’ leases	10,497,009	10,924,291

Note payable in monthly installments of $128,205 including interest at 11.20% per annum, with a final monthly payment due November 2018; collateralized by related real estate and tenants’ leases	9,173,789	9,605,696

Note payable in monthly installments of $99,598 including interest at 6.63% per annum, with the final monthly payment due February 2017; collateralized by related real estate and tenants’ leases	5,216,465	6,036,060

Note payable in monthly installments of $23,004 including interest at 6.24% per annum, with the final monthly payment due February 2020; collateralized by related real estate and tenant lease	3,403,603	—

Note payable in monthly installments of $57,403 including interest at 8.50% per annum; collateralized by related real estate and tenant lease. Consensual deed-in-lieu of foreclosure satisfied the loan in December 2011.	—	5,781,587

Note payable in monthly installments of $25,631 including interest at 7.50% per annum; collateralized by related real estate and tenant lease. Loan released August 2011.	—	2,354,450

Note payable in monthly installments of $10,885 including interest at 6.85% per annum. Paid March 31, 2011.	—	724,734

Total	$62,854,057	$71,526,780

As of December 31, 2011, the Company had four mortgaged properties that were formerly leased to Borders that serve as collateral for four non-recourse loans, which were cross-defaulted and cross-collateralized (the “Crossed Loans”). Directly or indirectly because of the Chapter 11 bankruptcy filing of Borders in February 2011, the Company was in default on the Crossed Loans as of December 31, 2011.

The Crossed Loans had an aggregate principal outstanding of approximately $9.2 million as of December 31, 2011 and were secured by the former Borders stores in Oklahoma City, Oklahoma, Columbia, Maryland, Germantown, Maryland, and one of the former Borders stores in Omaha, Nebraska. As of December 31, 2011, the net book value of the four mortgaged properties was approximately $9.1 million, and annualized base rent for the four mortgaged properties, one of which is currently occupied, was approximately $.5 million, or 1.4% of the Company’s annualized base rent as of December 31, 2011. The lender declared all four Crossed Loans in default and accelerated the Company’s obligations thereunder. As a result of the Borders liquidation program, the Company did not have sufficient cash flow from the properties to continue to pay the debt service on the Crossed Loans and elected not to pay the debt service. See Note 19 for more information on the Crossed Loans.

The Company paid off a note payable in the amount of $704,374 on March 31, 2011.

In August 2011, the Company entered into a release agreement for the mortgage loan which was formerly secured by the mortgage on the leasehold interest in the former Borders store in Lawrence, Kansas amounting to approximately $2.3 million. While the lender had a leasehold mortgage on the property, the Company owned the fee interest in the property. The underlying ground lease was in default subsequent to Borders rejecting the lease and the lender did not cure the underlying default under the ground lease. The release agreement provided for the extinguishment of all liabilities due to the lender under the loan. The gain on extinguishment of $2.4 million has been reflected during 2011.

The Company conveyed the former Borders corporate headquarters property in Ann Arbor, Michigan, which was subject to a non-recourse mortgage loan in default, to the lender pursuant to a consensual deed-in-lieu-of-foreclosure process during December 2011 that satisfied the loan of approximately $5.5 million.

Future scheduled annual maturities of mortgages payable for years ending December 31, excluding the effect of mortgage defaults, are as follows: 2012 - $4,330,982; 2013 - $26,347,514; 2014 - $3,989,270; 2015 - $4,258,108; 2016 - $4,544,535 and $19,383,648 thereafter. The weighted average interest rate at December 31, 2011 and 2010 was 6.20% and 5.63%, respectively.